Commitments and Contingencies	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies:

12.       Commitments and Contingencies:

a)       Commitments

The following table sets forth inflows and outflows related to the Company’s charter party arrangements and other commitments, as at June 30, 2018.

	Twelve month periods ending June 30,
+ inflows/ - outflows	Total	2019	2020	2021	2022	2023	2024 and thereafter
Future, minimum, non-cancellable charter revenue (1)	$76,604	$76,604	$-	$-	$-	$-	$-
Future, minimum, charter-in hire payments (2)	(14,659)	(14,659)	-	-	-	-	-
Vessel upgrades (3)	(121,368)	(105,925)	(15,443)	-	-	-	-
Bareboat commitments charter hire (4)	(152,498)	(5,214)	(12,782)	(12,630)	(12,479)	(12,319)	(97,074)
Total	$(211,921)	$(49,194)	$(28,225)	$(12,630)	$(12,479)	$(12,319)	$(97,074)

(1)	The amounts represent the minimum contractual charter revenues to be generated from the existing, as of June 30, 2018, non-cancellable time and freight charter agreements, of $57,005 and $19,599 respectively, until their expiration, net of address commissions, assuming no off-hire days other than those related to scheduled interim and special surveys of the vessels.
(2)	The amounts represent the Company’s commitments under the existing, as of June 30, 2018, charter-in arrangements (including non-cancellable time and freight charter agreements, of $13,451 and $1,208 respectively) for third party vessels.
(3)	During the six-month period ended June 30, 2018, the Company entered into commitments for vessel upgrades, the remaining amount of which is presented in the table above, for which the Company has secured partial financing.
(4)	The amounts represent the Company’s commitments under the bareboat lease arrangements representing the charter hire for the three vessels acquired as part of the OCC Vessel Purchase Transaction discussed in Note 6 above, which, as of June 30, 2018, were under construction. The bareboat charter hire is comprised of fixed and variable portion, the variable portion is calculated based on the 3-month LIBOR of 2.33575 % as of June 30, 2018.

b)       Legal proceedings

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of, and has not accrued for, any such claims or contingent liabilities requiring disclosure in the accompanying unaudited interim condensed consolidated financial statements.